Notes Related to the Consolidated Statements of Financial Position - Estimate of the Retirement Commitments (Detail) - yr	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Discount rate	0.77%	1.57%
Wage increase	2.00%	2.00%
Mortality table	INSEE 2018	INSEE 2014
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Age of retirement	65	65
Top of range [member]
Disclosure of defined benefit plans [line items]
Age of retirement	67	67
Non executive employees [member]
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	37.00%	44.00%
Executive employees [member]
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	50.00%	54.00%
Executive management [member]
Disclosure of defined benefit plans [line items]
Social welfare contribution rate	52.00%	55.00%
Expected staff turnover	Low	Low
Non executive and executive employees [member]
Disclosure of defined benefit plans [line items]
Expected staff turnover	High	Medium - High